Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials, ancillary materials and consumables	€ 18,619	€ 18,931	€ 16,001
Work-in-progress and semi-finished products	13,076	13,446	12,734
Finished goods	83,172	76,713	63,386
Other	8	4	214
Total inventories	€ 114,875	€ 109,094	€ 92,335